Shareholders' equity - Schedule of changes in share capital (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Common shares (in shares)	2,477,672	2,477,672	2,477,672	2,477,672
Equity	$ 1,011,414	$ 950,385	$ 895,047	$ 842,033
Total
Disclosure of classes of share capital [line items]
Equity	380,478	380,478	380,478	380,478
Share capital
Disclosure of classes of share capital [line items]
Equity	21,198	21,198	21,198	21,198
Share premium
Disclosure of classes of share capital [line items]
Equity	$ 359,280	$ 359,280	$ 359,280	$ 359,280